Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Treasury share repurchases	$ 26,080,876	$ 19,846,720	$ 14,058,280
Dividends per share	$ 0.05
Distribution of dividends to common shareholders	$ 23,460,775
Treasury Stock [Member]
Class of Stock [Line Items]
Treasury share repurchases, shares	11,715,338
Treasury share repurchases	$ 26,080,876	$ 19,846,720	$ 14,058,280